DERIVATIVE WARRANT LIABILITY (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016
Derivative Warrant Liability Tables
Schedule of derivative warrant liabilities

	Three Months Ended December 31, 2016	Three Months Ended December 31, 2015
Derivative warrant liability, beginning of period	$1,681,973	$738,955
Fair value of warrants issued	—	157,984
Total realized/unrealized gains included in net loss	(622,186)	(23,940)
Reclassification of liability to additional paid-in capital	(149,209)	—
Derivative warrant liability, end of period	$910,578	$872,999

	Year Ended September 30, 2016	Year Ended September 30, 2015	Nine Months Ended September 30, 2014

Derivative warrant liability, beginning of period	$738,955	$1,450,943	$—
Fair value of warrants issued	1,198,564	768,435	1,459,531
Total realized/unrealized losses (gains) included in net loss	838,219	(332,095)	(8,588)
Reclassification of liability to additional paid-in capital	(1,093,765)	(1,148,328)	—
Derivative warrant liability, end of period	$1,681,973	$738,955	$1,450,943